FUNDVANTAGE TRUST

(THE “TRUST”)

TIMBERLINE SMALL CAP GROWTH FUND (FORMERLY, TW SMALL CAP GROWTH FUND)

(THE “FUND”)

Incorporated herein by reference, on behalf of the Fund, is the supplement to the Fund’s Prospectus and Statement of Additional Information filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 26, 2012 (SEC Accession No. 0001104659-12-028901).